Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible assets, net
Subtotal	¥ 25,814,501		¥ 17,135,254		$ 3,689,842
Less: accumulated amortization	(1,771,321)		(191,438)		(253,187)
Intangible assets, net	24,043,180		16,943,816		3,436,655
Amortization expenses	1,579,883	$ 225,823	159,112	¥ 24,936
Software purchased
Intangible assets, net
Subtotal	5,606,954		5,606,954		801,440
Copyrights purchased
Intangible assets, net
Subtotal	¥ 20,207,547		¥ 11,528,300		$ 2,888,402